UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  7501 Wisconsin Avenue
          Suite 1100 E
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland          August 12, 2011
     -------------------            ------------------          ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   407,269
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
3M CO COM                             COMMON   88579Y101       1,555      16,392          X                     5,392      0  11,000
A T & T INC (NEW)                     COMMON   00206R102      20,046     638,210          X                   146,210      0 492,000
ALLSTATE CORP COM                     COMMON   020002101       1,585      51,913          X                    16,013      0  35,900
AMERICAN EXPRESS CO                   COMMON   025816109      20,955     405,323          X                   101,512      0 303,811
AMGEN INC COM                         COMMON   031162100       1,588      27,209          X                     8,909      0  18,300
APOLLO GROUP INC CL A                 COMMON   037604105       1,585      36,283          X                    11,483      0  24,800
APPLE COMPUTER INC                    COMMON   037833100      19,531      58,186          X                    14,656      0  43,530
BANK OF AMERICA CORPO                 COMMON   060505104      13,695   1,249,540          X                   327,414      0 922,126
BEST BUY INC COM                      COMMON   086516101       1,547      49,238          X                    14,438      0  34,800
BOEING CO COM                         COMMON   097023105      18,002     243,500          X                    66,780      0 176,720
CAMPBELL SOUP CO COM                  COMMON   134429109       1,566      45,340          X                    14,040      0  31,300
CISCO SYS INC COM                     COMMON   17275R102      17,113   1,096,254          X                   274,136      0 822,118
CLOROX CO COM                         COMMON   189054109       1,512      22,421          X                     7,521      0  14,900
CORNING INC COM                       COMMON   219350105      16,386     902,802          X                   221,936      0 680,866
DISNEY WALT PRODTNS                   COMMON   254687106       1,643      42,076          X                    14,576      0  27,500
DU PONT E I DE NEMOUR                 COMMON   263534109      21,822     403,746          X                   100,040      0 303,706
EXXON MOBIL CORP COM                  COMMON   30231G102      19,770     242,930          X                    61,374      0 181,556
GENERAL ELEC CO                       COMMON   369604103      18,065     957,857          X                   266,074      0 691,783
GOLDMAN SACHS GROUP I                 COMMON   38141G104      14,101     105,954          X                    27,230      0  78,724
GOODRICH CORP COM                     COMMON   382388106       1,735      18,166          X                     6,166      0  12,000
GOOGLE INC CL A                       COMMON   38259P508       1,568       3,097          X                       972      0   2,125
HEINZ H J CO COM                      COMMON   423074103       1,601      30,043          X                    10,143      0  19,900
HEWLETT PACKARD CO CO                 COMMON   428236103      14,404     395,718          X                   103,487      0 292,231
HONEYWELL INTL INC CO                 COMMON   438516106       1,738      29,159          X                    10,259      0  18,900
I B M                                 COMMON   459200101       1,628       9,492          X                     3,292      0   6,200
INGERSOLL-RAND PLC                    COMMON   G47791101      19,049     419,495          X                   111,453      0 308,042
INTEL CORP COM                        COMMON   458140100       1,604      72,405          X                    23,005      0  49,400
JOHNSON & JOHNSON                     COMMON   478160104      20,474     307,781          X                    77,070      0 230,711
JP MORGAN CHASE & CO                  COMMON   46625H100      17,003     415,325          X                   109,463      0 305,862
LABORATORY CORP AMER                  COMMON   50540R409       1,574      16,264          X                     5,664      0  10,600
MERCK & COMPANY                       COMMON   58933Y105       1,572      44,544          X                    14,444      0  30,100
MICROSOFT                             COMMON   594918104      15,718     604,550          X                   160,060      0 444,490
NUCOR CORP COM                        COMMON   670346105       1,578      38,285          X                    11,685      0  26,600
ORACLE SYS CORP                       COMMON   68389X105       1,662      50,499          X                    16,599      0  33,900
PFIZER INC                            COMMON   717081103      20,252     983,104          X                   228,429      0 754,675
RAYTHEON CO COM NEW                   COMMON   755111507       1,579      31,672          X                     9,772      0  21,900
STARBUCKS CORP COM                    COMMON   855244109      23,819     603,162          X                   163,583      0 439,579
SYSCO CORP COM                        COMMON   871829107       1,602      51,378          X                    17,378      0  34,000
TEXAS INSTRS INC COM                  COMMON   882508104       1,647      50,170          X                    16,670      0  33,500
TRANSOCEAN LTD ZUG NA                 COMMON   H8817H100      17,659     273,530          X                    67,316      0 206,214
VISA INC COM CL A                     COMMON   92826C839       1,793      21,283          X                     7,176      0  14,107
WAL MART STORES INC                   COMMON   931142103       1,526      28,716          X                     8,516      0  20,200
WELLS FARGO & CO NEW                  COMMON   949746101       1,650      58,814          X                    19,014      0  39,800
WESTERN UN CO COM                     COMMON   959802109      19,231     960,107          X                   240,591      0 719,516
YAHOO INC COM                         COMMON   984332106       1,535     102,062          X                    30,662      0  71,400